UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686

                          OPPENHEIMER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                 --------------

                        Date of fiscal year end: JANUARY

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

Aggressive Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                              SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES 1 --100.0%
---------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--30.0%
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--29.9%
Oppenheimer Developing Markets Fund, Cl. Y                                                   202,710       $      8,605,036
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                               459,453             33,742,213
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                                 195,700              8,422,937
                                                                                                           ----------------
                                                                                                                 50,770,186
---------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY--70.0%
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--69.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                                                 723,269             33,400,544
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                          635,576             25,175,154
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                            1,146,948             16,791,324
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                                712,174             17,341,434
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                              1,015,859             25,579,324
                                                                                                           ----------------
                                                                                                                118,287,780
                                                                                                           ----------------
Total Investments in Affiliated Companies (Cost $158,941,061)                                                   169,057,966


                                                                                              PRINCIPAL
                                                                                                 AMOUNT
---------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
---------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase agreement (Principal Amount/Value
$912,364,000, with a maturity value of $912,721,343) with UBS Warburg LLC, 4.70%, dated 4/28/06, to be repurchased at $116,045 on 5/1/06, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of $933,734,744  (Cost $116,000)      $     116,000               116,000
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $159,057,061)                                                 100.1%          169,173,966
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (0.1)              148,501
                                                                                        -----------------------------------
NET ASSETS                                                                                      100.0%     $    169,025,465
                                                                                        ===================================

Footnote to Statement of Investments

1               |             AGGRESSIVE INVESTOR FUND

Aggressive Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

1. Represents ownership of an affiliated fund, at or during the period ended April 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows


                                                          SHARES          GROSS         GROSS            SHARES
                                                JANUARY 31, 2006      ADDITIONS    REDUCTIONS    APRIL 30, 2006
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y             393,164        330,105            --           723,269
Oppenheimer Developing Markets Fund, Cl. Y               131,194         88,568        17,052           202,710
Oppenheimer Global Fund, Cl. Y                           265,671        199,213         5,431           459,453
Oppenheimer Global Opportunities Fund, Cl. Y             124,676         85,743        14,719           195,700
Oppenheimer Main Street Fund, Cl. Y                      347,889        287,687            --           635,576
Oppenheimer Main Street Opportunity Fund,
Cl. Y                                                    633,885        513,063            --         1,146,948
Oppenheimer Main Street Small Cap Fund, Cl. Y            409,733        302,441            --           712,174
Oppenheimer Value Fund, Cl. Y                            541,824        474,035            --         1,015,859


                                                                                     DIVIDEND          REALIZED
                                                                          VALUE        INCOME              GAIN
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       $ 33,400,544   $        --   $            --
Oppenheimer Developing Markets Fund, Cl. Y                            8,605,036            --            15,870
Oppenheimer Global Fund, Cl. Y                                       33,742,213            --               128
Oppenheimer Global Opportunities Fund, Cl. Y                          8,422,937            --             9,466
Oppenheimer Main Street Fund, Cl. Y                                  25,175,154            --                --
Oppenheimer Main Street Opportunity Fund,
Cl. Y                                                                16,791,324            --                --
Oppenheimer Main Street Small Cap Fund, Cl. Y                        17,341,434            --                --
Oppenheimer Value Fund, Cl. Y                                        25,579,324            --                --
                                                                   --------------------------------------------
                                                                   $169,057,966   $        --   $        25,464
                                                                   ============================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $159,058,504
                                              ============

Gross unrealized appreciation                 $ 10,115,462
Gross unrealized depreciation                           --
                                              ------------
Net unrealized appreciation                   $ 10,115,462
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


2               |             AGGRESSIVE INVESTOR FUND

Aggressive Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


3               |             AGGRESSIVE INVESTOR FUND




Moderate Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES 1 --100.1%
-----------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--10.1%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.1%
Oppenheimer Real Asset Fund, Cl. Y                                         1,921,537       $     15,814,243
-----------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                          699,330             14,811,799
                                                                                           ----------------
                                                                                                 30,626,042
-----------------------------------------------------------------------------------------------------------
FIXED INCOME--45.0%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--45.0%
Oppenheimer Core Bond Fund, Cl. Y                                          6,010,148             60,161,582
-----------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                         3,243,755             30,296,670
-----------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                 2,572,571             15,306,796
-----------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                            3,047,509             30,200,807
                                                                                           ----------------
                                                                                                135,965,855
-----------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.0%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.0%
Oppenheimer Global Fund, Cl. Y                                               412,050             30,260,951
-----------------------------------------------------------------------------------------------------------
U.S. EQUITY--35.0%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--35.0%
Oppenheimer Capital Appreciation Fund, Cl. Y                                 648,962             29,969,081
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                          759,875             30,098,639
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                            1,028,850             15,062,368
-----------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                              1,215,081             30,595,758
                                                                                           ----------------
                                                                                                105,725,846
                                                                                           ----------------
Total Investments in Affiliated Companies (Cost $294,526,299)                                   302,578,694
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $294,526,299)                                100.1%           302,578,694
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.1)              (309,312)
                                                                         ----------------------------------
NET ASSETS                                                                     100.0%      $    302,269,382
                                                                         ==================================

Footnote to Statement of Investments


1                |            MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

1. Represents ownership of an affiliated fund, at or during the period ended April 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS        GROSS            SHARES
                                                JANUARY 31, 2006      ADDITIONS   REDUCTIONS    APRIL 30, 2006
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation, Cl. Y                  452,591        205,788        9,417           648,962
Oppenheimer Core Bond Fund, Cl. Y*                     3,823,987      2,186,161           --         6,010,148
Oppenheimer Global Fund, Cl. Y                           307,304        131,729       26,983           412,050
Oppenheimer High Yield Fund, Cl. Y                     2,132,328      1,111,427           --         3,243,755
Oppenheimer International Bond Fund, Cl. Y             1,704,413        868,158           --         2,572,571
Oppenheimer Limited-Term Government Fund,
Cl. Y                                                  1,959,654      1,087,855           --         3,047,509
Oppenheimer Main Street Fund, Cl. Y                      533,482        241,630       15,237           759,875
Oppenheimer Main Street Opportunity Fund, Cl
Y                                                        729,566        327,415       28,131         1,028,850
Oppenheimer Real Asset Fund, Cl. Y                     1,239,352        682,185           --         1,921,537
Oppenheimer Real Estate Fund, Cl. Y                      527,524        222,861       51,055           699,330
Oppenheimer Value Fund, Cl. Y                            829,078        386,003           --         1,215,081


                                                                                    DIVIDEND          REALIZED
                                                                          VALUE       INCOME              GAIN
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation, Cl. Y                            $ 29,969,081   $       --   $         1,770
Oppenheimer Core Bond Fund, Cl. Y*                                   60,161,582      582,891                --
Oppenheimer Global Fund, Cl. Y                                       30,260,951           --            24,323
Oppenheimer High Yield Fund, Cl. Y                                   30,296,670      440,708                --
Oppenheimer International Bond Fund, Cl. Y                           15,306,796      118,759                --
Oppenheimer Limited-Term Government Fund,
Cl. Y                                                                30,200,807      265,483                --
Oppenheimer Main Street Fund, Cl. Y                                  30,098,639           --             1,481
Oppenheimer Main Street Opportunity Fund, Cl Y                       15,062,368           --             1,795
Oppenheimer Real Asset Fund, Cl. Y                                   15,814,243       70,978                --
Oppenheimer Real Estate Fund, Cl. Y                                  14,811,799           --            15,047
Oppenheimer Value Fund, Cl. Y                                        30,595,758           --                --

                                                                   -------------------------------------------
                                                                   $302,578,694   $1,478,819   $        44,416
                                                                   ===========================================

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $294,541,352
                                              =============

Gross unrealized appreciation                 $  9,510,567
Gross unrealized depreciation                   (1,473,225)
                                              -------------
Net unrealized appreciation                   $  8,037,342
                                              =============


2                |            MODERATE INVESTOR FUND

Moderate Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.


3                |            MODERATE INVESTOR FUND




Active Allocation Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                  SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES 1 --100.3%
-----------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT--5.5%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
Oppenheimer Real Estate Fund, Cl. Y                                            2,332,114     $   49,394,180
-----------------------------------------------------------------------------------------------------------
FIXED INCOME--22.4%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--22.4%
Oppenheimer Core Bond Fund, Cl. Y                                             10,450,027        104,566,707
-----------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                               958,876          8,955,907
-----------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                      20,720,379         87,232,793
                                                                                             --------------
                                                                                                200,755,407
-----------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--25.2%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--25.2%
Oppenheimer Global Fund, Cl. Y                                                 1,158,377         85,071,269
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                   1,150,616         49,522,492
-----------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                                   3,693,862         91,460,028
                                                                                             --------------
                                                                                                226,053,789
-----------------------------------------------------------------------------------------------------------
U.S. EQUITY--47.2%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--47.2%
Oppenheimer Capital Appreciation Fund, Cl. Y                                   1,845,127         85,207,989
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                            2,159,101         85,522,006
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                3,457,985         50,624,894
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  2,045,247         49,801,777
-----------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                  6,007,351        151,265,094
                                                                                             --------------
                                                                                                422,421,760
                                                                                             --------------
Total Investments in Affiliated Companies (Cost $861,761,258)                                   898,625,136
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $861,761,258)                                   100.3%        898,625,136
-----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (0.3)         (2,363,743)
                                                                            -------------------------------
NET ASSETS                                                                        100.0%     $  896,261,393
                                                                            ===============================

Footnote to Statement of Investments

1. Represents ownership of an affiliated fund, at or during the period ended April 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES          GROSS        GROSS             SHARES
                                                      JANUARY 31, 2006      ADDITIONS   REDUCTIONS     APRIL 30, 2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, CI. Y                 1,206,388        696,180       57,441          1,845,127

Oppenheimer Core Bond Fund, CI. Y*                           5,106,446      5,343,581           --         10,450,027

Oppenheimer Developing Markets Fund, CI. Y                     735,369        255,282      990,651                 --

Oppenheimer Global Fund, CI. Y                                 817,108        445,580      104,311          1,158,377

Oppenheimer Global Opportunities Fund, CI. Y                   771,757        383,469        4,610          1,150,616


1               |            ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                SHARES          GROSS        GROSS             SHARES
                                                      JANUARY 31, 2006      ADDITIONS   REDUCTIONS     APRIL 30, 2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, CI. Y*                       --      3,693,862           --          3,693,862

Oppenheimer International Small Company Fund, CI. Y          1,296,021        828,275    2,124,296                 --

Oppenheimer Main Street Fund, CI. Y                          1,422,021        817,196       80,116          2,159,101

Oppenheimer Main Street Opportunity Fund, CI. Y              1,943,920      1,514,065           --          3,457,985

Oppenheimer Main Street Small Cap Fund, CI. Y                1,258,510        806,724       19,987          2,045,247

Oppenheimer Real Asset Fund, CI. Y                           3,273,185      1,528,500    4,801,685                 --

Oppenheimer Real Estate Fund, CI. Y*                         1,403,079        929,035           --          2,332,114

Oppenheimer Strategic Income Fund, CI. Y                    12,557,766      8,162,613           --         20,720,379

Oppenheimer U.S. Government Trust, CI. Y                     2,764,889      1,589,544    4,354,433                 --

Oppenheimer Value Fund, CI. Y*                               2,210,413      3,841,064       44,126          6,007,351


                                                                                          DIVIDEND           REALIZED
                                                                                VALUE       INCOME        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, CI. Y                             $ 85,207,989   $       --   $         18,210

Oppenheimer Core Bond Fund, CI. Y*                                        104,566,707      855,187                 --

Oppenheimer Developing Markets Fund, CI. Y                                         --           --          3,855,313

Oppenheimer Global Fund, CI. Y                                             85,071,269           --             99,983

Oppenheimer Global Opportunities Fund, CI. Y                               49,522,492           --               (184)

Oppenheimer High Yield Fund, CI. Y                                          8,955,907       38,665                 --

Oppenheimer International Growth Fund, CI. Y*                              91,460,028           --                 --

Oppenheimer International Small Company Fund, CI. Y                                --           --            783,996

Oppenheimer Main Street Fund, CI. Y                                        85,522,006           --             11,869

Oppenheimer Main Street Opportunity Fund, CI. Y                            50,624,894           --                 --

Oppenheimer Main Street Small Cap Fund, CI. Y                              49,801,777           --                 --

Oppenheimer Real Asset Fund, CI. Y                                                 --      194,036         (2,058,600)

Oppenheimer Real Estate Fund, CI. Y*                                       49,394,180           --                 --

Oppenheimer Strategic Income Fund, CI. Y                                   87,232,793      854,011                 --

Oppenheimer U.S. Government Trust, CI. Y                                           --      190,624           (564,529)

Oppenheimer Value Fund, CI. Y*                                            151,265,094           --           (936,040)
                                                                         --------------------------------------------

                                                                         $898,625,136   $2,132,523   $      1,210,018
                                                                         ============================================

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.


2               |            ACTIVE ALLOCATION FUND

Active Allocation Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $865,198,249
                                                    =============

Gross unrealized appreciation                       $ 35,750,924
Gross unrealized depreciation                         (2,324,037)
                                                    -------------
Net unrealized appreciation                         $ 33,426,887
                                                    =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS


SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixtydays or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.


3               |            ACTIVE ALLOCATION FUND



Conservative Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

CAPTION>
                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES 1 --100.1%
------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.2%
Oppenheimer Real Asset Fund, Cl. Y                                          762,984   $      6,279,355
------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                         277,291          5,873,022
                                                                                      ----------------
                                                                                            12,152,377
------------------------------------------------------------------------------------------------------
FIXED INCOME--66.9%
Oppenheimer Core Bond Fund, Cl. Y                                         3,577,028         35,806,051
------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                        1,345,799         12,569,764
------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                1,019,986          6,068,917
------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                           1,869,593         18,527,665
                                                                                      ----------------
                                                                                            72,972,397
------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--5.5%
Oppenheimer Global Fund, Cl. Y                                               81,710          6,000,765
------------------------------------------------------------------------------------------------------
U.S. EQUITY--16.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                                128,621          5,939,704
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                         150,858          5,975,514
------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                               240,987          6,068,053
                                                                                      ----------------
                                                                                            17,983,271
                                                                                      ----------------
Total Investments in Affiliated Companies (Cost $107,699,632)                              109,108,810


                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
------------------------------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase agreement
(Principal Amount/Value $912,364,000, with a maturity value of
$912,721,343) with UBS Warburg LLC, 4.70%, dated 4/28/06, to be repurchased at $93,036 on 5/1/06, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of $933,734,744
(Cost $93,000)                                                         $     93,000             93,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $107,792,632)                               100.2%       109,201,810
------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (0.2)          (186,013)
                                                                       -------------------------------
NET ASSETS                                                                    100.0%      $109,015,797
                                                                       ===============================

1             |               CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

Footnote to Statement of Investments

1. Represents ownership of an affiliated fund, at or during the period ended April 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows

                                                                 SHARES          GROSS       GROSS           SHARES
                                                       JANUARY 31, 2006      ADDITIONS  REDUCTIONS   APRIL 30, 2006
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     99,978         34,872       6,229          128,621
Oppenheimer Core Bond Fund, Cl. Y                             2,533,270      1,072,299      28,541        3,577,028
Oppenheimer Global Fund, Cl. Y                                   66,908         22,349       7,547           81,710
Oppenheimer High Yield Fund, Cl. Y                              978,485        378,052      10,738        1,345,799
Oppenheimer International Bond Fund, Cl. Y                      751,912        278,000       9,926        1,019,986
Oppenheimer Limited-Term Government Fund,
Cl. Y                                                         1,326,111        558,427      14,945        1,869,593
Oppenheimer Main Street Fund, Cl. Y                             117,728         40,966       7,836          150,858
Oppenheimer Real Asset Fund, Cl. Y                              524,309        244,829       6,154          762,984
Oppenheimer Real Estate Fund, Cl. Y                             230,456         75,744      28,909          277,291
Oppenheimer Value Fund, Cl. Y                                   181,842         65,179       6,034          240,987



                                                                                          DIVIDEND         REALIZED
                                                                                 VALUE      INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $  5,939,704   $      --      $     3,152
Oppenheimer Core Bond Fund, Cl. Y                                           35,806,051     369,223           (9,261)
Oppenheimer Global Fund, Cl. Y                                               6,000,765          --           12,286
Oppenheimer High Yield Fund, Cl. Y                                          12,569,764     194,050           (1,366)
Oppenheimer International Bond Fund, Cl. Y                                   6,068,917      50,266           (1,728)
Oppenheimer Limited-Term Government Fund,
Cl. Y                                                                       18,527,665     172,600           (2,499)
Oppenheimer Main Street Fund, Cl. Y                                          5,975,514          --            2,129
Oppenheimer Real Asset Fund, Cl. Y                                           6,279,355      29,677          (10,180)
Oppenheimer Real Estate Fund, Cl. Y                                          5,873,022          --            3,260
Oppenheimer Value Fund, Cl. Y                                                6,068,053          --           (1,708)
                                                                          -----------------------------------------
                                                                          $109,108,810   $ 815,816      $    (5,915)
                                                                          =========================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $107,818,042
                                              =============

Gross unrealized appreciation                 $  2,316,786
Gross unrealized depreciation                     (933,018)
                                              -------------
Net unrealized appreciation                   $  1,383,768
                                              =============


2             |               CONSERVATIVE INVESTOR FUND

Conservative Investor Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


3             |               CONSERVATIVE INVESTOR FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
    Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
    Date: June 15, 2006

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
    Date: June 15, 2006